Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Voyage Expenses and Vessel Operating Expenses - Voyage expenses	Voyage expenses consisted of:

	For the year ended December 31,
	2022	2021	2020
Commissions	924	626	160
Bunkers expenses	3,876	—	2,117
Other voyage expenses	573	502	213
Total	5,373	1,128	2,490

Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses

	For the year ended December 31,
	2022	2021	2020
Crew wages and related costs	8,952	7,570	4,865
Insurance	1,349	1,067	661
Spares, repairs and maintenance	3,935	2,414	1,574
Lubricants	924	555	434
Stores	2,340	1,712	787
Other	512	490	260
Total	18,012	13,808	8,581